November 5, 2013

Securities and Exchange Commission

Division of Investment Management

Office of Disclosure and Review

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Davis Series, Inc. 1933 Act No. 002-57209, 1940 Act No. 811-02679.
Proxy/Prospectus filed on Form N-14 (333-191399)

Dear Sir or Madam:

On behalf of Davis Series, Inc. (the “Registrant”), attached for filing under Rule 485(a)(3) of the Securities Act of 1933 is pre-effective amendment #3 of Proxy/Prospectus on Form N-14

This amendment:

1.	reflects comments received from the Registrant’s SEC examiner;

2.	requests acceleration pursuant to Rule 461

Request for acceleration pursuant to Rule 461

Pursuant to Rule 461 of the Securities Act of 1933 the Registrant and its principal underwriter (Davis Distributors, LLC) request acceleration of the effective date to November 12, 2013 or as soon as practicable thereafter. The Registrant and the principal underwriter are aware of their obligations under the Securities Act of 1933.

Questions regarding this filing should be directed to me at (520)434-3771, or in my absence to Ryan Charles at (520)434-3778.

Very truly yours,

/s/ Thomas Tays
Thomas Tays
Vice President
Davis New York Venture Fund, Inc.
(Registrant)

/s/ Thomas Tays
Thomas Tays
Vice President
Davis Distributor, LLC
(Principal Underwriter)